Capital Structure-Warrants (Details) ([PublicOfferingOfCommonSharesMember], USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended
Jan. 28, 2010
[PublicOfferingOfCommonSharesMember]
Warrant exercise price	$ 19.8
Warrants grant date	February 3, 2010
Number of warrants granted	1,041,667
Warrants over-allotment exercise grant date	March 19, 2010
Number of warrants granted due to over-allotment exercise	97,250
Fair value of warrants	$ 1,053
Warrants to post-split common stock conversion ratio	1:15
Warrants Start Exercise Date	August 3, 2010
Warrants expiration date	Feb. 02, 2015